LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Loans Receivable, Recorded Investment, 30-89 Days Past Due	$ 4,332	$ 3,181
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	1,794	876
Loans Receivable, Recorded Investment, Total Past Due	6,126	4,057
Loans Receivable, Recorded Investment, Loans Not Past Due	177,663	179,770
Loans Receivable, Recorded Investment, Total	183,789	183,827
Commercial Real Estate [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	11,098	12,211
Loans Receivable, Recorded Investment, Total	11,098	12,211
Loans On Deposits [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	2,281	2,405
Loans Receivable, Recorded Investment, Total	2,281	2,405
Consumer and Other Loan [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	4,865	4,824
Loans Receivable, Recorded Investment, Total	4,865	4,824
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	4,332	3,181
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	1,794	876
Loans Receivable, Recorded Investment, Total Past Due	6,126	4,057
Loans Receivable, Recorded Investment, Loans Not Past Due	142,960	154,764
Loans Receivable, Recorded Investment, Total	149,086	158,821
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	15,495	4,504
Loans Receivable, Recorded Investment, Total	15,495	4,504
Residential Real Estate Construction [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	964	1,062
Loans Receivable, Recorded Investment, Total	$ 964	$ 1,062